                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number:811-09915

                           Small-Cap Growth Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.8%
----------------------------------------------------------------------
ADVO, Inc.(1)                                   2,300      $   102,120
Getty Images, Inc.(1)                           2,100           86,730
----------------------------------------------------------------------
                                                           $   188,850
----------------------------------------------------------------------
Airlines -- 2.2%
----------------------------------------------------------------------
AirTran Holdings, Inc.(1)                      10,400      $   108,888
AMR Corp.(1)                                   22,900          251,900
Atlantic Coast Airlines Holdings,
Inc.(1)                                         6,800           91,732
ExpressJet Holdings, Inc.(1)                    3,300           49,830
----------------------------------------------------------------------
                                                           $   502,350
----------------------------------------------------------------------
Auto and Parts -- 2.1%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                     2,200      $   133,980
BorgWarner, Inc.                                1,300           83,720
Dana Corp.                                      2,800           32,368
Pep Boys - Manny, Moe & Jack (The)              7,550          102,001
United Auto Group, Inc.(1)                      5,900          128,502
----------------------------------------------------------------------
                                                           $   480,571
----------------------------------------------------------------------
Banks -- 0.4%
----------------------------------------------------------------------
Corus Bankshares, Inc.                          1,800      $    87,174
----------------------------------------------------------------------
                                                           $    87,174
----------------------------------------------------------------------
Broadcasting and Cable -- 1.5%
----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)       15,900      $    63,123
Gemstar-TV Guide International, Inc.(1)        16,500           83,985
TiVo, Inc.(1)                                  10,600          129,108
Young Broadcasting Inc.(1)                      2,900           61,277
----------------------------------------------------------------------
                                                           $   337,493
----------------------------------------------------------------------
Broadcasting and Radio -- 2.9%
----------------------------------------------------------------------
Cumulus Media, Inc., Class A(1)                 8,900      $   168,477
Entercom Communications Corp.(1)                2,100          102,921
Entravision Communications Corp.(1)             6,200           70,370
Sirius Satellite Radio, Inc.(1)                21,100           35,659
XM Satellite Radio Holdings, Inc.(1)           25,200          278,460
----------------------------------------------------------------------
                                                           $   655,887
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Building and Construction -- 2.9%
----------------------------------------------------------------------
Hovnanian Enterprises, Inc.(1)                  2,600      $   153,270
Quanta Services, Inc.(1)                        6,100           43,310
Ryland Group, Inc., (The)                       4,000          277,600
WCI Communities, Inc.(1)                        9,800          188,454
----------------------------------------------------------------------
                                                           $   662,634
----------------------------------------------------------------------
Business Services -- 5.1%
----------------------------------------------------------------------
Alliance Data Systems Corp.(1)                  3,500      $    81,900
BearingPoint, Inc.(1)                          19,522          188,387
Corporate Executive Board Co., (The)(1)         6,700          273,494
Corrections Corp. of America(1)                 3,100           78,523
eFunds Corp.(1)                                 2,939           33,887
Kroll, Inc.(1)                                  7,800          211,068
Navigant Consulting, Inc.(1)                   17,900          212,115
Portfolio Recovery Associates, Inc.(1)          1,600           49,904
San Juan Basin Royalty Trust                    2,300           41,285
----------------------------------------------------------------------
                                                           $ 1,170,563
----------------------------------------------------------------------
Coal -- 0.9%
----------------------------------------------------------------------
Arch Coal, Inc.                                 3,000      $    68,940
CONSOL Energy, Inc.                             1,700           38,658
Massey Energy Company                           7,100           93,365
----------------------------------------------------------------------
                                                           $   200,963
----------------------------------------------------------------------
Communications Equipment -- 0.4%
----------------------------------------------------------------------
Foundry Networks, Inc.(1)                       6,200      $    89,280
----------------------------------------------------------------------
                                                           $    89,280
----------------------------------------------------------------------
Computer Equipment -- 0.5%
----------------------------------------------------------------------
Sigma Designs, Inc.(1)                         11,400      $   123,804
----------------------------------------------------------------------
                                                           $   123,804
----------------------------------------------------------------------
Computer Services -- 3.1%
----------------------------------------------------------------------
Dot Hill Systems Corp.(1)                       7,800      $   102,180
Extreme Networks, Inc.(1)                      13,900           73,670
Hutchinson Technology, Inc.(1)                  3,100          101,959
Jack Henry & Associates, Inc.                   7,100          126,309
Kronos, Inc.(1)                                 2,400          121,944
NetScreen Technologies, Inc.(1)                 8,200          184,910
----------------------------------------------------------------------
                                                           $   710,972
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 4.6%
----------------------------------------------------------------------
Activision, Inc.(1)                             5,900      $    76,228
Advanced Digital Information Corp.(1)           6,100           60,939
Documentum, Inc.(1)                            11,400          224,238
McDATA Corp., Class A(1)                       19,900          291,933
National Instruments Corp.(1)                   1,700           64,226
SERENA Software, Inc.(1)                       10,500          219,240
Take-Two Interactive Software, Inc.(1)          4,000          113,360
----------------------------------------------------------------------
                                                           $ 1,050,164
----------------------------------------------------------------------
Drugs -- 5.7%
----------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.(1)          8,000      $   135,360
Esperion Therapeutics, Inc.(1)                  4,100           80,319
Genta, Inc.(1)                                  8,000          106,560
Impax Laboratories, Inc.(1)                     7,697           92,287
Ligand Pharmaceuticals, Inc.(1)                13,700          186,183
OSI Pharmaceuticals, Inc.(1)                    6,800          219,028
Protein Design Labs, Inc.(1)                    9,000          125,820
Taro Pharmaceutical Industries Ltd.(1)          6,400          351,232
----------------------------------------------------------------------
                                                           $ 1,296,789
----------------------------------------------------------------------
Education -- 3.0%
----------------------------------------------------------------------
Career Education Corp.(1)                       5,500      $   376,310
Corinthian Colleges, Inc.(1)                    4,200          203,994
Sylvan Learning Systems, Inc.(1)                4,300           98,212
----------------------------------------------------------------------
                                                           $   678,516
----------------------------------------------------------------------
Electronics - Equipment -- 0.4%
----------------------------------------------------------------------
Lexar Media, Inc.(1)                            8,600      $    82,044
----------------------------------------------------------------------
                                                           $    82,044
----------------------------------------------------------------------
Electronics - Instruments -- 1.3%
----------------------------------------------------------------------
Cymer, Inc.(1)                                  1,600      $    51,216
FLIR Systems, Inc.(1)                           8,400          253,260
----------------------------------------------------------------------
                                                           $   304,476
----------------------------------------------------------------------
Electronics - Semiconductors -- 4.1%
----------------------------------------------------------------------
Amkor Technology, Inc.(1)                       8,300      $   109,062
Artisan Components, Inc.(1)                     2,200           49,742
ATI Technologies, Inc.(1)                      16,500          168,300
ChipPAC, Inc.(1)                               19,600          150,332
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Semiconductors (continued)
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(1)             6,600      $   207,438
Intersil Corp., Class A(1)                      3,900          103,779
PMC-Sierra, Inc.(1)                             7,000           82,110
Zoran Corp.(1)                                  3,900           74,919
----------------------------------------------------------------------
                                                           $   945,682
----------------------------------------------------------------------
Entertainment -- 0.1%
----------------------------------------------------------------------
Marvel Enterprises, Inc.(1)                     1,100      $    21,010
----------------------------------------------------------------------
                                                           $    21,010
----------------------------------------------------------------------
Financial Services -- 0.3%
----------------------------------------------------------------------
Providian Financial Corp.(1)                    6,600      $    61,116
----------------------------------------------------------------------
                                                           $    61,116
----------------------------------------------------------------------
Gaming and Lodging -- 0.2%
----------------------------------------------------------------------
Ameristar Casinos, Inc.(1)                      2,600      $    55,510
----------------------------------------------------------------------
                                                           $    55,510
----------------------------------------------------------------------
Health Services -- 3.6%
----------------------------------------------------------------------
Advisory Board Co., (The)(1)                    1,700      $    68,884
Odyssey Healthcare, Inc.(1)                     4,700          173,900
PacifiCare Health Systems, Inc., Class
A(1)                                            4,500          221,985
Select Medical Corp.(1)                        14,800          367,484
----------------------------------------------------------------------
                                                           $   832,253
----------------------------------------------------------------------
Hotels -- 0.3%
----------------------------------------------------------------------
Four Seasons Hotels, Inc.                       1,700      $    73,542
----------------------------------------------------------------------
                                                           $    73,542
----------------------------------------------------------------------
Information Services -- 1.4%
----------------------------------------------------------------------
aQuantive, Inc.(1)                              7,000      $    73,500
BISYS Group, Inc. (The)(1)                      9,400          172,678
Keane, Inc.(1)                                  6,289           85,719
----------------------------------------------------------------------
                                                           $   331,897
----------------------------------------------------------------------
Insurance -- 0.3%
----------------------------------------------------------------------
Willis Group Holdings Ltd.                      2,300      $    70,725
----------------------------------------------------------------------
                                                           $    70,725
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Internet - Software -- 0.6%
----------------------------------------------------------------------
Akamai Technologies, Inc.(1)                   18,200      $    88,452
BroadVision, Inc.(1)                            7,900           44,951
----------------------------------------------------------------------
                                                           $   133,403
----------------------------------------------------------------------
Internet Services -- 4.5%
----------------------------------------------------------------------
Ask Jeeves, Inc.(1)                             5,100      $    70,125
CNET Networks, Inc.(1)                          8,000           49,840
DoubleClick, Inc.(1)                            7,900           73,075
EarthLink, Inc.(1)                              3,900           30,771
Monster Worldwide, Inc.(1)                     14,500          286,085
Priceline.com, Inc.(1)                            717           16,046
SINA Corp.(1)                                   4,000           81,320
Sohu.com, Inc.(1)                               1,800           61,488
United Online, Inc.(1)                          5,600          141,904
VeriSign, Inc.(1)                               9,000          124,470
WebMD Corp.(1)                                  8,221           89,033
----------------------------------------------------------------------
                                                           $ 1,024,157
----------------------------------------------------------------------
Investment Services -- 4.4%
----------------------------------------------------------------------
E-LOAN, Inc.(1)                                 8,100      $    47,223
Fremont General Corp.                           5,200           71,240
Friedman, Billings, Ramsey Group, Inc.          3,900           52,260
IndyMac Bancorp, Inc.                           7,900          200,818
Jeffries Group, Inc.                            1,300           64,727
SWS Group, Inc.                                 2,100           42,315
Waddell & Reed Financial, Inc., Class A        14,500          372,215
WSFS Financial Corp.                            4,000          153,600
----------------------------------------------------------------------
                                                           $ 1,004,398
----------------------------------------------------------------------
Manufacturing -- 0.7%
----------------------------------------------------------------------
AGCO Corp.(1)                                   2,600      $    44,408
Chicago Bridge & Iron Co. N.V.                  4,685          106,256
----------------------------------------------------------------------
                                                           $   150,664
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 7.1%
----------------------------------------------------------------------
AtheroGenics, Inc.(1)                          11,322      $   169,037
Cambridge Antibody Technology Group
plc(1)                                         11,000           95,467
Ciphergen Biosystems, Inc.(1)                   2,900           29,725
Digene Corp.(1)                                 2,900           78,967
Gen-Probe, Inc.(1)                              5,686          232,387
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
----------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                  4,100      $    52,152
ICOS Corp.(1)                                   5,700          209,475
ImClone Systems, Inc.(1)                        4,300          135,966
Immunomedics, Inc.(1)                           8,000           50,480
Martek Biosciences Corp.(1)                     8,000          343,520
MGI Pharma, Inc.(1)                             2,400           61,512
Neurocrine Biosciences, Inc.(1)                 2,900          144,826
QIAGEN N.V.(1)                                  1,900           15,428
----------------------------------------------------------------------
                                                           $ 1,618,942
----------------------------------------------------------------------
Medical Products -- 3.7%
----------------------------------------------------------------------
ALARIS Medical, Inc.(1)                         4,600      $    59,570
Closure Medical Corp.(1)                        1,800           33,984
Edwards Lifesciences Corp.(1)                   3,000           96,420
I-Flow Corp.(1)                                 4,900           36,407
Kyphon Inc.(1)                                 14,800          223,776
Synovis Life Technologies, Inc.(1)              1,400           27,636
Thoratec Corp.(1)                              20,251          301,740
Viasys Healthcare, Inc.(1)                      3,080           63,756
----------------------------------------------------------------------
                                                           $   843,289
----------------------------------------------------------------------
Medical Services -- 0.2%
----------------------------------------------------------------------
Hooper Holmes, Inc.                             6,200      $    39,928
----------------------------------------------------------------------
                                                           $    39,928
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.1%
----------------------------------------------------------------------
Key Energy Services, Inc.(1)                    9,500      $   101,840
Lone Star Technologies, Inc.(1)                 3,700           78,366
Maverick Tube Corp.(1)                          7,000          134,050
Superior Energy Services, Inc.(1)               5,900           55,932
Varco International, Inc.(1)                   11,000          215,600
W-H Energy Services, Inc.(1)                    7,000          136,360
----------------------------------------------------------------------
                                                           $   722,148
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.6%
----------------------------------------------------------------------
FMC Technologies, Inc.(1)                       8,000      $   168,400
Quicksilver Resources, Inc.(1)                  4,000           95,800
Spinnaker Exploration Co.(1)                    4,000          104,800
----------------------------------------------------------------------
                                                           $   369,000
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Retail -- 3.6%
----------------------------------------------------------------------
Guitar Center, Inc.(1)                          5,300      $   153,700
Kmart Holding Corp.(1)                          4,500          121,725
Select Comfort Corp.(1)                        13,900          227,682
Tractor Supply Co.(1)                           2,800          133,700
Tweeter Home Entertainment Group,
Inc.(1)                                        22,900          198,772
----------------------------------------------------------------------
                                                           $   835,579
----------------------------------------------------------------------
Retail - Discount -- 0.2%
----------------------------------------------------------------------
Tuesday Morning Corp.(1)                        1,600      $    42,080
----------------------------------------------------------------------
                                                           $    42,080
----------------------------------------------------------------------
Retail - Restaurants -- 3.3%
----------------------------------------------------------------------
Applebee's International, Inc.                  8,000      $   251,440
Krispy Kreme Doughnuts, Inc.(1)                 4,800          197,664
P.F. Chang's China Bistro, Inc.(1)              5,400          265,734
Panera Bread Co.(1)                             1,300           52,000
----------------------------------------------------------------------
                                                           $   766,838
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.3%
----------------------------------------------------------------------
99 Cents Only Stores(1)                        10,400      $   356,928
AnnTaylor Stores Corp.(1)                      10,000          289,500
Claire's Stores, Inc.                           2,100           53,256
Dick's Sporting Goods, Inc.(1)                  1,900           69,692
----------------------------------------------------------------------
                                                           $   769,376
----------------------------------------------------------------------
Semiconductor Equipment -- 3.9%
----------------------------------------------------------------------
02Micro International Ltd.(1)                   5,000      $    80,550
GlobespanVirata, Inc.(1)                        9,900           81,675
Lam Research Corp.(1)                          16,800          305,928
LTX Corp.(1)                                   10,300           88,786
MKS Instruments, Inc.(1)                        4,500           81,315
Varian Semiconductor Equipment
Associates, Inc.(1)                             8,600          255,936
----------------------------------------------------------------------
                                                           $   894,190
----------------------------------------------------------------------
Software Services -- 4.2%
----------------------------------------------------------------------
At Road, Inc.(1)                                8,000      $    87,360
Embarcadero Technologies, Inc.(1)               6,100           42,700
FileNET Corp.(1)                               15,000          270,600
Magma Design Automation, Inc.(1)                7,800          133,770
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Software Services (continued)
----------------------------------------------------------------------
Manhattan Associates, Inc.(1)                   9,700      $   251,909
Transaction Systems Architects, Inc.(1)         7,100           63,616
Verint Systems, Inc.(1)                         4,500          114,345
----------------------------------------------------------------------
                                                           $   964,300
----------------------------------------------------------------------
Telecommunications - Services -- 2.0%
----------------------------------------------------------------------
Nextel Partners, Inc., Class A(1)              14,700      $   107,310
NTL, Inc.(1)                                    5,000          170,600
Philippine Long Distance Telephone
Co.(1)                                          2,900           31,233
Western Wireless Corp., Class A(1)             13,000          149,890
----------------------------------------------------------------------
                                                           $   459,033
----------------------------------------------------------------------
Transportation -- 0.6%
----------------------------------------------------------------------
Pacer International, Inc.(1)                    4,400      $    82,984
UTI Worldwide, Inc.                             2,100           65,499
----------------------------------------------------------------------
                                                           $   148,483
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $18,886,941)                           $21,800,073
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Student Loan Marketing Association
Discount Note, 0.95%, 7/1/03                  $ 1,847      $ 1,847,000
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,847,000)                         $ 1,847,000
----------------------------------------------------------------------
Total Investments -- 103.2%
   (identified cost $20,733,941)                           $23,647,073
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.2)%                   $  (729,442)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $22,917,631
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $20,733,941)         $23,647,073
Cash                                              768
Receivable for investments sold               605,607
Interest and dividends receivable               4,975
-----------------------------------------------------
TOTAL ASSETS                              $24,258,423
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,320,513
Payable to affiliate for Trustees' fees            31
Accrued expenses                               20,248
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,340,792
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $22,917,631
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $20,004,499
Net unrealized appreciation (computed on
   the basis of identified cost)            2,913,132
-----------------------------------------------------
TOTAL                                     $22,917,631
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $623)    $   19,796
Interest                                       8,325
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   28,121
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   76,731
Trustees' fees and expenses                       73
Custodian fee                                 25,760
Legal and accounting services                 15,226
Miscellaneous                                  3,389
----------------------------------------------------
TOTAL EXPENSES                            $  121,179
----------------------------------------------------

NET INVESTMENT LOSS                       $  (93,058)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  276,925
----------------------------------------------------
NET REALIZED GAIN                         $  276,925
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,185,410
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,185,410
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,462,335
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,369,277
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (93,058) $        (173,256)
   Net realized gain (loss)                        276,925         (6,356,380)
   Net change in unrealized
      appreciation (depreciation)                2,185,410         (1,163,318)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      2,369,277  $      (7,692,954)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      3,996,936  $      16,678,057
   Withdrawals                                  (3,207,683)        (8,284,214)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $        789,253  $       8,393,843
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      3,158,530  $         700,889
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     19,759,101  $      19,058,212
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     22,917,631  $      19,759,101
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -----------------------------------
                                  (UNAUDITED)           2002        2001        2000(1)
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.19%           1.18%       1.23%        2.22%(2)
   Net expenses after
      custodian fee reduction            1.19%           1.18%       1.23%        2.07%(2)
   Net investment loss                  (0.92)%         (0.91)%     (0.88)%      (1.58)%(2)
Portfolio Turnover                        126%            225%        117%          89%
-----------------------------------------------------------------------------------------
TOTAL RETURN*                           11.87%         (33.36)%    (23.80)%         --
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $22,918         $19,759     $19,058       $6,535
-----------------------------------------------------------------------------------------

 + The operating expenses of the Portfolio for the period ended December 31, 2000 reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

 Ratios (As a percentage of average daily net assets):
    Expenses                                                                  2.96%(2)
    Expenses after custodian fee reduction                                    2.81%(2)
    Net investment loss                                                      (2.32)%(2)
-----------------------------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.
 (2)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Growth Portfolio (formerly Small Company Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Small-Cap Growth Fund held an approximate 55.1% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 34%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. For the six months ended
   June 30, 2003, there were no credit balances used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the fee was equivalent to 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $76,731. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $25,271,328 and $24,688,452, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $20,733,941
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,333,390
    Gross unrealized depreciation                (420,258)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,913,132
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                               98%          2%
    Donald R. Dwight                                    98%          2%
    James B. Hawkes                                     98%          2%
    Samuel L. Hayes, III                                98%          2%
    William H. Park                                     98%          2%
    Norton H. Reamer                                    98%          2%
    Lynn A. Stout                                       98%          2%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INVESTMENT MANAGEMENT

SMALL-CAP GROWTH PORTFOLIO

Officers

Duncan W. Richardson
President

Toni Y. Shimura
Vice President and
Portfolio Manager

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ William J. Austin Jr.
      -------------------------
      William J. Austin Jr.
      Treasurer


Date: August 18, 2003


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: August 18, 2003